EQUITY ACCOUNTED INVESTMENTS - Schedule of Revenues and Expenses of Joint Ventures and Associates (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Revenue	$ 1,437	$ 2,026	$ 3,337	$ 4,099
Expenses	1,437	1,799	3,203	3,705
Share of net (losses) earnings from equity accounted investments	(757)	826	(793)	1,090	$ 1,969
Net (loss) income	(1,512)	23	(1,885)	736
Joint ventures | Associates
Disclosure of detailed information about investment property [line items]
Revenue	1,031	1,161	2,274	2,542
Expenses	724	783	1,550	1,685
Share of net (losses) earnings from equity accounted investments	(757)	826	(793)	1,090
Income before fair value gains, net	316	430	751	919
Fair value (losses) gains, net	(1,791)	1,137	(2,271)	1,182
Net (loss) income	(1,475)	1,567	(1,520)	2,101
Joint Ventures And Associates
Disclosure of detailed information about investment property [line items]
Share of net (losses) earnings from equity accounted investments	$ 9	$ 52	$ 27	$ 62